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[SENTRY LOGO]

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                           Sentry Variable Account I


                                  THE PATRIOT

                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
             FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST





                                  [GRAPHIC]

                                ANNUAL REPORT



                                                                  DECEMBER, 1997



                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Dear Contract Owner:                                          February 15, 1998

We are pleased to present you with the following comments of Neuberger & Berman Management Incorporated, the investment advisors for your Patriot variable annuity.

Jennifer Silver and Brooke Cobb took over management of Neuberger & Berman Advisers Management Trust (AMT) Growth Portfolio and the equity portion of AMT Balanced Portfolio in mid July. They felt it important to directly address the shareholders and describe their investment discipline. They are growth stock investors in the purest sense of the term. They want to own the stocks of companies that are growing earnings faster than the average American business and ideally, faster than the competitors in their respective industries.

They focus their research efforts on mid-cap stocks in new and/or rapidly evolving industries. By operating in the mid-cap arena (stocks with market capitalizations between $500 million and $8 billion), they believe they are likely to identify more of their brand of growth stock opportunities. Considering the currently high valuations of large cap growth stocks relative to mid-cap stocks, with comparable or in many cases, better earnings growth potential, they believe the portfolio is well positioned to take advantage of what they think will be a more favorable outlook for mid-cap growth stocks in the year ahead.

In 1997, bonds in AMT Limited Maturity Bond Portfolio and the debt portion of AMT Balanced Portfolio benefited from low inflation and reduced inflationary expectations, benign monetary and fiscal policies, and favorable supply/ demand factors in the fixed income marketplace. Inflation remained low and we saw increasing evidence that the federal budget deficit was shrinking substantially. In addition, the Treasury Department's funding policy helped create a "scarcity" value for traditional fixed rate securities.

In the fourth quarter 1997, extreme volatility in the U.S. equity market sent investors scurrying to the relative safety of bonds and economic upheaval in Asia helped attract even more foreign investors to the U.S. bond market. Strong demand and limited supply, particularly in the U.S. Treasuries market, helped fuel the strong bond rally at the close of that year.

One of their most successful strategies in 1997 was something they didn't do, namely invest in Southeast Asia. They took a hard look at these offerings and their analysis showed these bonds to have below investment grade risk characteristics with huge downside risk if the supply of external capital dried up. Their concerns were confirmed when currency turmoil, which began in July and accelerated through year end 1997, overwhelmed these countries and sent bonds plummeting.

In closing, the managers are gratified by the Portfolios' performance in 1997. The fundamental outlook for bonds remains appealing. Inflation remains low and dis-inflationary forces resulting from Asian economic turmoil should help keep the lid on inflation for the foreseeable future. Fiscal and monetary policy should continue to be benign.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

/s/ Harold A. Rice

Harold A. Rice, President and Chief Operating Officer
Sentry Life of New York

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger & Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Advisers Management Trust Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. Shares of the Balanced Portfolio are also available as an underlying investment fund for certain qualified retirement plans. This material is authorized for distribution only when preceded or accompanied by a prospectus.

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           SENTRY VARIABLE ACCOUNT I
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997

ASSETS:

Investments at market value:

     Neuberger & Berman Advisers Management Trust:

       Liquid Asset Portfolio, 108,497
         shares (cost $108,497)                             $  108,497

       Growth Portfolio, 47,663
         shares (cost $1,109,844)                            1,455,627

       Limited Maturity Bond Portfolio, 7,350
         shares (cost $100,488)                                103,777

       Balanced Portfolio, 14,814
         shares (cost $232,817)                                263,698
                                                            ----------

         Total investments                                   1,931,599

Dividends receivable                                               433
                                                            ----------

         Total assets                                        1,932,032

LIABILITIES:

Accrued expenses                                                 2,565
                                                            ----------

NET ASSETS                                                  $1,929,467
                                                            ==========



  The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the Years ended December 31, 1997 and 1996

                                              SUB-ACCOUNTS INVESTING IN:
                                             ---------------------------
                                                    LIQUID ASSET                          GROWTH
                                                      PORTFOLIO                          PORTFOLIO
                                             ---------------------------        ---------------------------
                                                1997             1996              1997              1996
                                             ----------       ----------        ----------       ----------
Income:
  Dividends                                  $    5,340       $    9,428        $       --       $      546

Expenses:
  Mortality and expense charges                   1,406            2,598            16,886           17,548
                                             ----------       ----------        ----------       ----------
Net investment income (loss)                      3,934            6,830           (16,886)         (17,002)
                                             ----------       ----------        ----------       ----------
Realized net investment gain (loss)                  --               --            50,208           62,366
Unrealized appreciation (depreciation), net          --               --           190,613          (70,142)
Capital gain distributions received                  --               --           110,632          127,915
                                             ----------       ----------        ----------       ----------
Realized and unrealized gain (loss)
  on investments and capital
  gain distributions, net                            --               --           351,453          120,139
                                             ----------       ----------        ----------       ----------
Net increase in net assets
  from operations                                 3,934            6,830           334,567          103,137
                                             ----------       ----------        ----------       ----------
Purchase payments                                 7,759           16,415            21,166           29,244
Transfers between subaccounts, net                   --           40,562             6,066           36,903
Withdrawals                                     (33,219)        (172,964)         (271,847)        (263,594)
Contract maintenance fees                          (248)            (462)           (1,873)          (2,109)
Surrender charges                                  (131)            (686)           (1,976)            (517)
                                             ----------       ----------        ----------       ----------
Net decrease in net assets
  derived from principal transactions           (25,839)        (117,135)         (248,464)        (200,073)
                                             ----------       ----------        ----------       ----------
Total increase (decrease) in net assets         (21,905)        (110,305)           86,103          (96,936)
Net assets at beginning of year                 130,654          240,959         1,368,676        1,465,612
                                             ----------       ----------        ----------       ----------
Net assets at end of year                    $  108,749       $  130,654        $1,454,779       $1,368,676
                                             ==========       ==========        ==========       ==========

   The accompanying notes are an integral part of these financial statements

   LIMITED MATURITY                       BALANCED
    BOND PORTFOLIO                        PORTFOLIO                            TOTAL
-----------------------            -----------------------            -----------------------
   1997         1996                  1997         1996                  1997         1996
----------   ----------            ----------   ----------            ----------   ----------
$    9,357   $   22,382            $    4,981   $    6,319            $   19,678   $   38,675


     1,623        3,070                 3,261        3,199                23,176       26,415
----------   ----------            ----------   ----------            ----------   ----------
     7,734       19,312                 1,720        3,120                (3,498)      12,260
----------   ----------            ----------   ----------            ----------   ----------
    (1,724)      (3,138)                5,364        2,752                53,848       61,980
     1,024       (9,327)               22,275      (26,056)              213,912     (105,525)
        --           --                12,785       35,141               123,417      163,056
----------   ----------            ----------   ----------            ----------   ----------


      (700)     (12,465)               40,424       11,837               391,177      119,511
----------   ----------            ----------   ----------            ----------   ----------

     7,034        6,847                42,144       14,957               387,679      131,771
----------   ----------            ----------   ----------            ----------   ----------
         1          525                16,644       71,464                45,570      117,648
    (6,066)     (17,353)                   --      (60,112)                   --           --
   (78,000)    (117,736)              (60,881)     (41,065)             (443,947)    (595,359)
      (198)        (321)                 (651)        (618)               (2,970)      (3,510)
      (609)         (42)                 (721)        (716)               (3,437)      (1,961)
----------   ----------            ----------   ----------            ----------   ----------

   (84,872)    (134,927)              (45,609)     (31,047)             (404,784)    (483,182)
----------   ----------            ----------   ----------            ----------   ----------
   (77,838)    (128,080)               (3,465)     (16,090)              (17,105)    (351,411)
   180,635      308,715               266,607      282,697             1,946,572    2,297,983
----------   ----------            ----------   ----------            ----------   ----------
$  102,797   $  180,635            $  263,142   $  266,607            $1,929,467   $1,946,572
==========   ==========            ==========   ==========            ==========   ==========

NOTES TO FINANCIAL STATEMENTS
December 31, 1997 and 1996

1.  ORGANIZATION AND CONTRACTS

    The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

    The assets of the Variable Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

    A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.


2.  SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS

    Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

    Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

    FEDERAL INCOME TAXES

    The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

    Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase contract owners' equity are not taxed.

December 31, 1997 and 1996

3.  EXPENSES

    A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $2,565 at December 31, 1997.

    The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

    There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

    Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

December 31, 1997 and 1996

4.  NET ASSETS

    Net Assets are represented by accumulation units in the related Variable Account.

    At December 31, 1997 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                          ACCUMULATION                 ACCUMULATION
                                              UNITS                     UNIT VALUE                       VALUE
                                          ------------                 ------------                      -----
      Liquid Asset Portfolio                  6,264                       $17.36                       $  108,749
      Growth Portfolio                       28,775                        50.56                        1,454,779
      Limited Maturity Bond Portfolio         4,233                        24.28                          102,797
      Balanced Portfolio                     12,900                        20.40                          263,142
                                                                                                       ----------
        Total contract owners' equity                                                                  $1,929,467
                                                                                                       ==========

     At December 31, 1997 significant concentrations of ownership were as follows:

                                                NUMBER OF
                                             CONTRACT OWNERS              PERCENTAGE OWNED
                                             ---------------              ----------------
      Liquid Asset Portfolio                       5                            73.5
      Growth Portfolio                             1                            20.1
      Limited Maturity Bond Portfolio              2                            55.6
      Balanced Portfolio                           1                            13.0


    At December 31, 1996 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:


                                          ACCUMULATION                 ACCUMULATION
                                              UNITS                     UNIT VALUE                       VALUE
                                          ------------                 ------------                      -----
      Liquid Asset Portfolio                  7,787                       $16.78                       $  130,654
      Growth Portfolio                       34,509                        39.66                        1,368,676
      Limited Maturity Bond Portfolio         7,846                        23.02                          180,635
      Balanced Portfolio                     15,426                        17.28                          266,607
                                                                                                       ----------
        Total contract owners' equity                                                                  $1,946,572
                                                                                                       ==========

December 31, 1997 and 1996

5.  PURCHASES AND SALES OF SECURITIES

    In 1997, purchases and proceeds on sales of the Trust's shares aggregated $201,312 and $485,936, respectively, and were as follows:

                        LIQUID ASSET       GROWTH      LIMITED MATURITY    BALANCED
                         PORTFOLIO        PORTFOLIO     BOND PORTFOLIO     PORTFOLIO         TOTAL
                        ------------      ---------    ----------------    ---------         -----
Purchases                $ 16,205         $141,339         $ 9,357         $ 34,411         $201,312
Proceeds on sales          38,639          296,170          85,875           65,252          485,936


    In 1996, purchases and proceeds on sales of the Trust's shares aggregated $514,731 and $820,703, respectively, and were as follows:

                        LIQUID ASSET       GROWTH      LIMITED MATURITY    BALANCED
                         PORTFOLIO        PORTFOLIO     BOND PORTFOLIO     PORTFOLIO         TOTAL
                        ------------      ---------    ----------------    ---------         -----
Purchases                $ 99,146         $243,774         $ 44,810        $127,001         $514,731
Proceeds on sales         208,377          332,385          160,354         119,587          820,703

                       REPORT OF INDEPENDENT ACCOUNTANTS


THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE ACCOUNT I:

We have audited the accompanying statement of assets and liabilities of the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio of the Sentry Variable Account I as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Sentry Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio of the Sentry Variable Account I as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.

Chicago, Illinois
February 11, 1998
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            [SENTRY LOGO]  SENTRY LIFE INSURANCE
                           COMPANY OF NEW YORK
                           251 Salina Meadows Parkway, Suite 100
                           P.O. Box 4944
                           Syracuse, NY  13221
                           (315) 453-6301


32-95                                                                       2-98